Income Taxes - Schedule of Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes		$ 172,830	$ 147,583	$ 336,843	$ 252,394
Canadian federal and provincial income tax rates		27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates		$ 46,664	$ 39,847	$ 90,948	$ 68,146
Non-deductible stock based compensation and other		421	547	770	886
Differences in tax rates in foreign jurisdictions	[1]	(46,211)	(39,044)	(90,576)	(68,938)
Global minimum tax expense		50,510	0	50,510	0
Current period unrecognized temporary differences		529	431	544	407
Write down (reversal of write down) or recognition of prior period temporary differences		(1,400)	4,354	(1,711)	(946)
Total income tax expense (recovery) recognized in net earnings		$ 50,513	$ 6,135	$ 50,485	$ (445)
Effective Tax Rate		29.00%	4.00%	15.00%	0.00%

[1]	During the six months ended June 30, 2024, the Company’s subsidiaries generated net earnings of $337 million, as compared to $551 million during the comparable period of the prior year.